SCHEDULE OF INCOME BEFORE INCOME TAX, DOMESTIC AND FOREIGN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income/(loss) from PRC entities	¥ (83,575)	¥ (113,848)	¥ 244,163
(Loss)/income from overseas entities	(66,418)	7,300	(35,141)
Total Income/(loss) before tax	¥ (149,993)	¥ (106,548)	¥ 209,022